Leases (Details 5)	Dec. 31, 2023 USD ($)
Leases
Undiscounted cash flows, Operating Lease	$ 453,472
Undiscounted cash flows, Finance Leases	4,000,417
Discount effect of cash flows, Operating Leases	(10,102)
Discount effect of cash flows, Finance Leases	(575,446)
Lease liabilities, Operating Leases	443,370
Lease liabilities, Finance Leases	$ 3,424,971